Provisions	6 Months Ended
Dec. 31, 2021
Provisions
Provisions

27         Provisions

	Other(1)	Tax(2)	Total
	£’000	£’000	£’000
At 1 July 2020 and 31 December 2020	—	—	—
Transfer from accruals(3)	695	4,094	4,789
(Credited)/charged to profit or loss:
Reassessment of provisions	—	(1,036)	(1,036)
Additional provisions recognized	27	1,022	1,049
At 30 June 2021	722	4,080	4,802
(Credited)/charged to profit or loss:
Additional provisions recognized	129	428	557
At 31 December 2021	851	4,508	5,359
Less: non-current portion:
Non-current provisions	81	4,508	4,589
Current provisions	770	—	770

(1) Other provision

Other provision includes, amongst other items, make good provisions as the Group is required to restore the leased premises of its office spaces to their original condition at the end of the respective lease terms. A provision has been recognized based upon the estimated expenditure required to remove any leasehold improvements. The remaining term on such leased properties is between 2 months and 3 years.

(2) Tax provision

Provision in respect of player related tax matters. The timing of cash outflows is by its nature uncertain and therefore a reliable estimate of the expected timing of such cash outflows cannot be made.

(3) Amounts were previously disclosed in accruals due to being immaterial.